INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7.INTANGIBLE ASSETS, NET

	As of December 31,
	2021	2022
Trademark (1)	$14,983	$15,100
Software	445	72
Total	15,428	15,172
Less: Accumulated amortization	(788)	(2,269)
Intangible assets, net	$14,640	$12,903
(1)	The trademark was identified due to the reverse acquisition of KAH with Haitaoche on June 25, 2021. It has remaining useful life of 8.5 years as of December 31, 2022.

Amortization expense was $2, $785 and $1,531 for the years ended December 31, 2020, 2021 and 2022, respectively.